Timeshare Financing Receivables - Schedule of Future Payments Due from Financing Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017 (remaining)	$ 47	$ 150
2018	132	132
2019	135	133
2020	137	133
2021	137	129
Thereafter	605	468
Timeshare financing receivable maturities, gross	1,193	1,145
Less: allowance for loan loss	(138)	(120)
Timeshare financing receivable maturities, net	1,055	1,025
Securitized and Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017 (remaining)	19	49
2018	76	48
2019	75	45
2020	72	41
2021	67	33
Thereafter	197	37
Timeshare financing receivable maturities, gross	506	253
Less: allowance for loan loss	(29)	(9)
Timeshare financing receivable maturities, net	477	244
Unsecuritized
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017 (remaining)	28	101
2018	56	84
2019	60	88
2020	65	92
2021	70	96
Thereafter	408	431
Timeshare financing receivable maturities, gross	687	892
Less: allowance for loan loss	(109)	(111)
Timeshare financing receivable maturities, net	$ 578	$ 781